CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016	$ 14,059	$ 13,311,263	$ (17,942,968)	$ (4,617,646)
Balance (in Shares) at Dec. 31, 2016	140,596,646
Common stock issued for cash	$ 32	54,593		54,625
Common stock issued for cash (in Shares)	318,056
Common stock issued for services	$ 88	215,044		215,132
Common stock issued for services (in Shares)	876,672
Discount on convertible notes payable				0
Conversion of notes payable and accrued interest	$ 34	57,906		57,940
Conversion of notes payable and accrued interest (in Shares)	341,000
Net loss			(702,163)	(702,163)
Balance at Dec. 31, 2017	$ 14,213	13,638,806	(18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	142,132,374			142,132,374
Common stock issued for services				$ 43,664
Common stock issued for services (in Shares)				352,326
Balance at Mar. 31, 2018	$ 14,394	13,867,289	(18,789,854)	$ (4,908,171)
Balance (in Shares) at Mar. 31, 2018	143,944,700
Balance at Dec. 31, 2017	$ 14,213	13,638,806	(18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	142,132,374			142,132,374
Common stock issued for cash	$ 41	76,959		$ 77,000
Common stock issued for cash (in Shares)	410,000
Common stock issued to directors and employees	$ 120	137,880		138,000
Common stock issued to directors and employees (in Shares)	1,200,000
Common stock issued for services	$ 371	1,758,093		1,758,464
Common stock issued for services (in Shares)	3,712,326
Discount on convertible notes payable		895,000		895,000
Net loss			(2,009,851)	(2,009,851)
Balance at Jun. 30, 2018	$ 14,745	16,506,738	(20,654,982)	(4,133,499)
Balance (in Shares) at Jun. 30, 2018	147,454,700
Balance at Dec. 31, 2017	$ 14,213	13,638,806	(18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	142,132,374			142,132,374
Common stock issued for cash	$ 41	76,959		$ 77,000
Common stock issued for cash (in Shares)	410,000
Common stock issued to directors and employees	$ 678	2,316,555		2,317,233
Common stock issued to directors and employees (in Shares)	6,782,382
Common stock issued for services	$ 391	1,843,273		1,843,664
Common stock issued for services (in Shares)	3,912,326
Discount on convertible notes payable		895,000		895,000
Conversion of notes payable and accrued interest	$ 106	210,977		211,083
Conversion of notes payable and accrued interest (in Shares)	1,055,415
Net loss			(3,076,091)	(3,076,091)
Balance at Dec. 31, 2018	$ 15,429	18,981,570	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	154,292,497			154,292,497
Balance at Mar. 31, 2018	$ 14,394	13,867,289	(18,789,854)	$ (4,908,171)
Balance (in Shares) at Mar. 31, 2018	143,944,700
Common stock issued for cash	$ 15	29,985		30,000
Common stock issued for cash (in Shares)	150,000
Common stock issued for services	$ 336	1,714,464		1,714,800
Common stock issued for services (in Shares)	3,360,000
Discount on convertible notes payable		895,000		895,000
Net loss			(1,865,128)	(1,865,128)
Balance at Jun. 30, 2018	$ 14,745	16,506,738	(20,654,982)	(4,133,499)
Balance (in Shares) at Jun. 30, 2018	147,454,700
Balance at Dec. 31, 2018	$ 15,429	18,981,570	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	154,292,497			154,292,497
Common stock issued for services	$ 6	26,594		$ 26,600
Common stock issued for services (in Shares)	60,000
Conversion of notes payable and accrued interest	$ 119	238,604		238,723
Conversion of notes payable and accrued interest (in Shares)	1,193,615
Net loss			(700,122)	(700,122)
Balance at Jun. 30, 2019	$ 15,554	19,246,768	(22,421,344)	$ (3,159,022)
Balance (in Shares) at Jun. 30, 2019	155,546,112			155,546,112
Balance at Mar. 31, 2019	$ 15,461	19,061,861	(22,179,792)	$ (3,102,470)
Balance (in Shares) at Mar. 31, 2019	154,621,112
Conversion of notes payable and accrued interest	$ 93	184,907		185,000
Conversion of notes payable and accrued interest (in Shares)	925,000
Net loss			(241,552)	(241,552)
Balance at Jun. 30, 2019	$ 15,554	$ 19,246,768	$ (22,421,344)	$ (3,159,022)
Balance (in Shares) at Jun. 30, 2019	155,546,112			155,546,112